UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   May 12, 2011
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	19
Form 13F Information Table Value Total: $218,152

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
03/31/2011

DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  7,168    475,000   SHS  0SOLE  NONE   475,000
INCREDIMAIL LTD.                  COM              M5364E10F  3,248    475,000   SHS  0SOLE  NONE   475,000
ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  8,670    246,863   SHS  0SOLE  NONE   246,863
PHILIP MORRIS INTL INC            COM              718172109  8,908    143,735   SHS  0SOLE  NONE   143,735
STAMPS COM INC                    COM NEW          852857200  7,325    581,030   SHS  0SOLE  NONE   581,030
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,003    423,769   SHS  0SOLE  NONE   423,769
SUNCOR ENERGY INC                 COM              86722410J  8,915    211,000   SHS  0SOLE  NONE   211,000
ICONIX BRAND GROUP		  COM	   	   451055107  29,608   1,459,570 SHS  0SOLE  NONE 1,459,570
VERIZON COMM			  COM		   92343V104  7,072    194,300   SHS  0SOLE  NONE   379,300
COINSTAR INC		  	  COM 		   19259P30   19,558   451,000   SHS  0SOLE  NONE   451,000
PRESTIGE BRANDS HOLDINGS	  COM	   	   74112D10A  10,589   975,000	 SHS  0SOLE  NONE   975,000
UNIVERSAL ELECTRONICS INC	  COM   	   913483310  8,666    310,400	 SHS  0SOLE  NONE   310,400
GENERAC HOLDINGS INC		  COM	   	   36873610   3,463    180,731	 SHS  0SOLE  NONE   180,731
CBIZ INC.		  	  COM		   124805102  19,540   2,869,661 SHS  0SOLE  NONE 2,869,661
VODAPHONE GROUP PLC		  SPONS ADR NEW	   92857W20A  4,616    170,000   SHS  0SOLE  NONE   170,000
CVS CAREMARK CORP		  COM		   12665010   25,022   772,000   SHS  0SOLE  NONE   772,000
GAP INC				  COM		   36476010   15,237   712,000   SHS  0SOLE  NONE   712,000
SMART TECHNOLOGIES                CLASS A SUB VTG  83172R10   12,535   1,300,000 SHS  0SOLE  NONE 1,300,000
KENNETH COLE PRODUCTIONS	  CLASS A	   19329410   12,008   980,278   SHS  0SOLE  NONE   980,278
